DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			1 Months Ended	2 Months Ended	6 Months Ended
	Apr. 30, 2020	Jan. 21, 2020	Apr. 30, 2020	Dec. 31, 2019	Jun. 30, 2020
Units issue price (in dollars per share)				$ 10.00
Gross proceeds from initial public offering	$ 414,000,000
Proceeds from sale of Private Placement Warrants					$ 9,200,000
Transaction costs	22,196,558
Underwriting fees	7,200,000
Deferred underwriting fees	14,490,000		$ 14,490,000
Other offering costs	506,558
Cash available for working capital purposes					$ 987,699
Cash held in trust account	$ 414,000,000		414,000,000
Maturity term of U.S. government securities	185 days			185 days
Redemption of shares by Public Shareholders, Number of days considered	2
Minimum net tangible assets to complete business combination	$ 5,000,001		$ 5,000,001	$ 5,000,001
Percentage of aggregate common shares that may not be redeemed without prior consent	15.00%
Percentage of public shares required to be redeemed if business combination is not completed within specified period	100.00%			100.00%
Number of business days after which the public shares are to be redeemed if business combination is not completed within specified period	10
Maximum interest earned to be used to pay dissolution expenses	$ 100,000			$ 100,000
Full pro rata interest per share receivable by the Public Shareholders, in the event of liquidation (in dollars per share)	$ 10.00			$ 10.00
Reduction in the amount of funds held in trust account (in dollars per share)	$ 10.00			$ 10.00
Initial Public Offering
Units issued (in shares)	41,400,000		41,400,000
Units issue price (in dollars per share)	$ 10.00		$ 10.00
Over-allotment option
Units issued (in shares)	5,400,000		5,400,000
Private placement | Sponsor
Number of warrants issued	6,133,333		6,133,333	6,133,333
Issue price of warrants (in dollars per share)	$ 1.50		$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 9,200,000		$ 9,200,000	$ 9,200,000
Subsequent Events | Sponsor
Units issued (in shares)		8,625,000